PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
SUMMARY OF PROPERTY, PLANT AND EQUIPMENT

The table below sets out costs and accumulated amortization as at December 31, 2022. The Company had no property, plant and equipment as at December 31, 2021.

Cost	Land and Buildings (ROU Assets)	Furniture and Fixtures	Exploration Equipment	Generator	Vehicles	Computer and software	Total
Balance – December 31, 2021	-	-	-	-	-	-	-
Additions	3,077,421	126,605	11,973	31,381	241,884	1,950	3,479,240
Dispositions	-	-	-	-	-		-
Balance – December 31, 2022	3,077,421	126,605	11,973	31,381	241,884	1,950	3,479,240

Accumulated Depreciation	Land and Buildings (ROU Assets)	Furniture and Fixtures	Exploration Equipment	Generator	Vehicles	Computer and software	Total
Balance – December 31, 2021	-	-	-	-	-	-	-
Depreciation during the year	51,124	1,872	1,447	562	39,589	1,950	96,543
Balance – December 31, 2022	51,124	1,872	1,447	562	39,589	1,950	96,543

Carrying Value	Land and Buildings (ROU Assets)	Furniture and Fixtures	Exploration Equipment	Generator	Vehicles	Computer and Software	Total
Balance – December 31, 2021	-	-	-	-	-	-	-
Balance – December 31, 2022	3,026,267	124,733	10,526	30,819	202,295		3,394,670